N-2	Feb. 28, 2025
Cover [Abstract]
Entity Central Index Key	0001244183
Amendment Flag	false
Securities Act File Number	333-274854
Investment Company Act File Number	811-21374
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	21
Entity Registrant Name	PIMCO INCOME STRATEGY FUND
Entity Address, Address Line One	1633 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	888
Local Phone Number	877-4626
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Exhibits Only, 462(d), File Number	333-274854
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	650 Newport Center Drive
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
Contact Personnel Name	Ryan G. Leshaw